INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [Abstract]
Disclosure of Inventory by Type

	US Dollars
Figures in millions	2020	2019	2018
Non-current
Raw materials - ore stockpiles	69	93	106

Current
Raw materials
- ore stockpiles	262	229	251
- heap-leach inventory	5	4	3
Work in progress
- metals in process	46	51	44
Finished goods
- gold doré/bullion	42	42	57
- by-products	—	1	—
Total metal inventories	355	327	355
Mine operating supplies	378	305	297
	733	632	652
Total inventories(1)	802	725	758

(1)The amount of the write-down of ore stockpiles and mine operating supplies to net realisable value, and recognised as an expense in cost of sales is $7m (2019: $4m; 2018: $19m).